Financial Statements - Statements of cash flows - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of cash flows
Cash And Cash Equivalents Statements Of Cash Flows at the beginning	€ 54,167,000,000	€ 45,239,000,000	€ 44,978,000,000
Cash on hand at the beginning	6,346,000,000	6,220,000,000
Cash balances at central banks at the beginning	47,821,000,000	39,018,000,000
Other financial assets at the beginning	0	0
Bank Overdrafts Classified As Cash Equivalents at the beginning	0	0
Cash And Cash Equivalents Statements Of Cash Flows	54,167,000,000	45,239,000,000	44,978,000,000
Statement Of Cash Flows Changes Abstract
CASH FLOW FROM OPERATING ACTIVITIES	(8,214,000,000)	9,249,000,000	1,722,000,000
Profit	4,345,000,000	6,227,000,000	4,757,000,000
Adjustments to obtain the cash flow from operating activities	9,582,000,000	7,619,000,000	8,531,000,000
Depreciation and amortization	1,599,000,000	1,208,000,000	1,387,000,000
Other adjustments - Cash Flows	7,983,000,000	6,411,000,000	7,144,000,000
Net increase/decrease in operating assets	(36,747,000,000)	(12,094,000,000)	(5,227,000,000)
Financial assests held for trading	(11,664,000,000)	1,379,000,000	5,662,000,000
Other financial assets designated at fair value through profit or loss	(318,000,000)	(643,000,000)
Non trading financial assets mandatorily at fair value through profit or loss	99,000,000	349,000,000	(783,000,000)
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income	(3,755,000,000)	(206,000,000)	5,032,000,000
Adjustments For Decrease Increase In Financial Assets At Amortised Cost	(24,119,000,000)	(12,067,000,000)	(14,836,000,000)
Other operating assets	3,010,000,000	(906,000,000)	(302,000,000)
Net increase/Decrease in operating liabilities	16,208,000,000	10,286,000,000	(3,916,000,000)
Financial liabilities held for trading	8,061,000,000	(466,000,000)	(6,057,000,000)
Other financial liabilities designated at fair value through profit or loss	2,680,000,000	1,338,000,000	19,000,000
Financial liabilities at amortized cost	8,016,000,000	10,481,000,000	2,111,000,000
Other operating liabilities	(2,549,000,000)	(1,067,000,000)	11,000,000
Collection/Payments for income Tax	(1,602,000,000)	(2,789,000,000)	(2,423,000,000)
CASH FLOWS FROM INVESTING ACTIVITIES	98,000,000	7,516,000,000	2,902,000,000
Investments - INVESTING ACTIVITIES	(1,494,000,000)	(2,154,000,000)	(2,339,000,000)
Investments - Tangible assets	(852,000,000)	(943,000,000)	(777,000,000)
Investments - Intangible assets	(528,000,000)	(552,000,000)	(564,000,000)
Investments - Investments in joint ventures and associatess, subsidiaries and other Business units	(114,000,000)	(150,000,000)	(101,000,000)
Investments - Non current assets held for sale and associated liabilities	0	(20,000,000)	(897,000,000)
Investments - Held-to-maturity investments	0	(489,000,000)	0
Investments - Other settlements related to investing activities			0
OtherBusinessUnits	0	0	0
Disinvestments - INVESTING ACTIVITIES	1,592,000,000	9,670,000,000	5,241,000,000
Disinvestments - Tangible assets	128,000,000	731,000,000	518,000,000
Disinvestments - Intangible assets	0	0	47,000,000
Disinvestments - Investments in joint ventures and associatess, subsidiaries and other Business units	98,000,000	558,000,000	18,000,000
Disinvestments - Subsidiaries and other business units	5,000,000	4,268,000,000	936,000,000
Disinvestments - Non current assets held for sale and associated liabilities	1,198,000,000	3,917,000,000	1,002,000,000
Disinvestments - Held-to-maturity investments			2,711,000,000
Disinvestments - Other collections related to investing activities	162,000,000	196,000,000	9,000,000
CASH FLOWS FROM FINANCING ACTIVITIES	(2,702,000,000)	(5,092,000,000)	(98,000,000)
Investments - FINANCING ACTIVITIES	(7,418,000,000)	(8,995,000,000)	(5,763,000,000)
Dividends	(2,147,000,000)	(2,107,000,000)	(1,698,000,000)
Subordinated liabilities (Investments)	(3,571,000,000)	(4,825,000,000)	(2,098,000,000)
Treasury stock amortization	0	0	0
Treasury stock aquisition	(1,088,000,000)	(1,686,000,000)	(1,674,000,000)
Other items relating to financing activities (Investments)	(612,000,000)	(377,000,000)	(293,000,000)
Disinvestments - FINANCING ACTIVITIES	4,716,000,000	3,903,000,000	5,665,000,000
Subordinated liabilities (Disinvestments)	3,381,000,000	2,451,000,000	4,038,000,000
Treasury stock increase	0	0	0
Treasury stock disposal	1,335,000,000	1,452,000,000	1,627,000,000
Other items relating to financing activities (Disinvestments)	0	0	0
EFFECT OF EXCHANGE RATE CHANGES	(258,000,000)	(2,498,000,000)	(4,266,000,000)
NET INCREASE/DECEASE IN CASH OR CASH EQUIVALENTS	(11,077,000,000)	9,175,000,000	261,000,000
Cash on hand at the end	7,060,000,000	6,346,000,000	6,220,000,000
Cash balances at central banks at the end	36,031,000,000	47,821,000,000	39,018,000,000
Other financial assets at the end	0	0	0
Bank Overdrafts Classified As Cash Equivalents at the end	0	0	0
Cash And Cash Equivalents Statements Of Cash Flows at the end	€ 43,090,000,000	€ 54,167,000,000	€ 45,239,000,000